General and administrative expenses (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
General And Administrative Expenses [Line Items]
Occupancy		$ 86	$ 88	$ 81	$ 174	$ 169
Rent and maintenance of IT and other equipment		79	89	79	168	167
Communication and market data services		125	124	131	248	262
Administration		1,241	1,395	1,236	2,636	2,505
of which: shared service costs charged by UBS Group AG or its subsidiaries		1,127	1,250	1,139	2,377	2,275
of which: UK and German bank levies		3	15	(32)	17	(17)
Marketing and public relations	[1]	47	39	49	87	99
Travel and entertainment		23	58	87	81	164
Professional fees		143	138	173	281	329
Outsourcing of IT and other services		113	127	140	240	286
Litigation, regulatory and similar matters	[2]	2	6	4	8	(4)
Other		20	18	24	38	53
Total general and administrative expenses		1,879	2,080	2,004	$ 3,960	$ 4,030
Recoveries from third parties		$ 0	$ 1	$ 1

[1]	Includes charitable donations
[2]
Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 15 for more information. Also includes recoveries from third parties (second quarter of 2020: USD 0 million; first quarter of 2020: USD 1 million; second quarter of 2019: USD 1 million).